Property and Equipment - Future minimum rental commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Lease commitments
2018	$ 20.0
2019	18.1
2020	16.7
2021	15.1
2022	12.5
After 2022	$ 27.3